Going Concern and Management's Liquidity Plans (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,425,610)	$ (1,993,018)	$ (1,400,957)	$ (1,275,340)	$ (2,506,775)	$ (1,425,114)	$ (4,819,585)	$ (5,207,229)	$ (5,678,418)	$ (7,912,512)
Accumulated deficit	$ (85,886,569)						(85,886,569)		(81,222,499)	(75,544,081)
Net cash used in operating activities							(5,136,444)	(4,260,572)	(4,345,933)	(8,075,299)
Proceeds from convertible debt obligations							786,000	2,332,230	3,507,530	1,280,000
Proceeds from the sale of common stock							4,610,700	1,323,695	1,323,695	40,500
Repayments of loan payables							163,115	165,037	199,910	104,645
Repayments of debt obligations							$ 95,500			$ 162,500